                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number:  28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley             Chicago, Illinois              November 9, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:           176
Form 13F Information Table Value Total:        389337
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
30-Sep-09

                                                                                                Voting Authority
                               Title                                                       -------------------------
                                of               Value   Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                 class   CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared    None
--------------                 ----- --------- -------- -------- --- ---- ------- -------- -------- ------ ---------
3M Company                      COM  88579y101      427     5790 SH       Sole                 4794              996
Abbott Labs                     COM  002824100     1587    32078 SH       Sole                17753            14325
ABN AMRO Capital Funding Trust  PFD  00372Q201      205    20900 SH       Sole                 7000            13900
Accenture PLC-Cl A              COM  G1151C101     2958    79357 SH       Sole                70157             9200
Adobe Systems Inc.              COM  00724F101     2016    61023 SH       Sole                57270             3703
Agilent Technologies Inc.       COM  00846U101     1661    59701 SH       Sole                56451             3200
Air Products & Chemicals, Inc.  COM  009158106     1609    20741 SH       Sole                19496             1225
Alcoa, Inc.                     COM  013817101      133    10105 SH       Sole                  105            10000
Alcon Inc.                      COM  h01301102     1706    12305 SH       Sole                10515             1790
American Growth Fund of Americ       399874403     1400 54146.27 SH       Sole                             53924.487
American New Perspective Fund        648018406      267 10879.79 SH       Sole             3668.362         7211.431
Amgen, Inc.                     COM  031162100      394     6536 SH       Sole                 6536
Amphenol Corporation            COM  032095101     3499    92851 SH       Sole                85751             7100
Anadarko Petroleum              COM  032511107      428     6824 SH       Sole                  924             5900
AON Corp                        COM  037389103       97     2385 SH       Sole                 1585              800
Apache Corp                     COM  037411105     1730    18835 SH       Sole                16235             2600
Apple, Inc.                     COM  037833100     3444    18580 SH       Sole                17080             1470
AT&T Inc. - (New)               COM  00206R102     6931   256626 SH       Sole                54352           202274
Autodesk, Inc.                  COM  052769106      378    15897 SH       Sole                15897
Automatic Data Processing       COM  053015103      233     5930 SH       Sole                 5630              300
Bank of America Corporation     COM  060505104      855    50505 SH       Sole                50505
Barclay's Bank PLC Pfd 8.125%   PFD  06739h362      439    18000 SH       Sole                 5000            13000
Barclays Bank PLC Pfd. 6.625%   PFD  06739f390      881    43410 SH       Sole                24910            18500
Barclays Bank PLC Pfd. 7.75%    PFD  06739H511      411    17200 SH       Sole                11300             5900
Becton Dickinson & Company      COM  075887109      591     8470 SH       Sole                 5070             3400
Bed Bath & Beyond, Inc.         COM  075896100      603    16050 SH       Sole                14625             1425
Best Buy Company Inc.           COM  086516101      209     5560 SH       Sole                 5560

BP PLC ADR United Kingdom       COM  055622104     1392    26145 SH       Sole                19956             6189
Bristol Meyers Squibb Co        COM  110122108      264    11715 SH       Sole                 8625             3090
C.R. Bard, Inc.                 COM  067383109     3742    47600 SH       Sole                 1750            45850
Caterpillar Inc.                COM  149123101      485     9456 SH       Sole                 7456             2000
Central Fund Canada Cl A        ETF  153501101      210    15850 SH       Sole                                 15850
CenturyTel, Inc.                COM  156700106      769    22901 SH       Sole                 4601            18300
Charles Schwab Corp. New        COM  808513105      216    11265 SH       Sole                10250             1015
Chevron Corp                    COM  166764100     6713    95308 SH       Sole                37036            58272
Cisco Systems                   COM  17275R102     4480   190294 SH       Sole               167819            22375
Clorox Co                       COM  189054109      229     3900 SH       Sole                 3900
Coca-Cola Company               COM  191216100      917    17075 SH       Sole                11810             5265
Cognizant Technology Solutions  COM  192446102     4735   122484 SH       Sole               110324            12100
Colgate Palmolive Company       COM  194162103     1148    15055 SH       Sole                 9055             6000
ConocoPhillips                  COM  20825c104     4178    92525 SH       Sole                 4655            87870
Consolidated Communications Ho  COM  209034107      119     7440 SH       Sole                 2500             4940
Covance, Inc.                   COM  222816100      583    10774 SH       Sole                 7349             3425
CurrencyShares Australian Doll  ETF  23129U101      433     4900 SH       Sole                 4900
CurrencyShares Canadian Dollar  ETF  23129x105      233     2500 SH       Sole                 2500
CurrencyShares Euro Trust       ETF  23130c108      292     2000 SH       Sole                 2000
CurrencyShares Japanese Yen     ETF  23130A102      531     4800 SH       Sole                 4800
Danaher Corp                    COM  235851102     1526    22666 SH       Sole                18766             3900
Deere & Company                 COM  244199105      438    10200 SH       Sole                 8200             2000
Deutsche Bank Capital Funding   PFD  25153u204      372    16300 SH       Sole                 5100            11200
Dominion Resources              COM  25746U109      235     6820 SH       Sole                 4400             2420
E I DuPont De Nemours & Co      COM  263534109     1136    35336 SH       Sole                31336             4000
Ecolab Inc.                     COM  278865100    11569   250253 SH       Sole               100469           149734
Emerson Electric                COM  291011104      979    24431 SH       Sole                24131              300
Express Scripts Inc Cl A        COM  302182100    12702   163726 SH       Sole                58081           105620
Exxon Mobil Corp                COM  30231g102    13165   191883 SH       Sole                79509           112374
FedEx Corp                      COM  31428x106      896    11915 SH       Sole                10840             1055
Financial Select Sector SPDR F  ETF  81369Y605      276    18476 SH       Sole                18476
FPL Group Inc.                  COM  302571104      815    14755 SH       Sole                12155             2600
Freeport McMoran Copper & Gold  COM  35671D857     3622    52787 SH       Sole                 5637            47150
General Electric Co.            COM  369604103     3601   219313 SH       Sole               176573            42740
General Mills Inc.              COM  370334104     6616   102772 SH       Sole                24034            78738
Genesis Lease Limited ADR       COM  37183T107      169    18900 SH       Sole                13900             5000
Genzyme Corp General            COM  372917104     1318    23240 SH       Sole                20725             2490

Gilead Sciences, Inc.           COM  375558103      292     6275 SH       Sole                 5975              300
Goldman Sachs Group, Inc.       COM  38141G104     3326    18040 SH       Sole                17110              920
Google Inc.                     COM  38259P508    10700    21579 SH       Sole                 7599            13965
Grainger WW Inc                 COM  384802104      304     3400 SH       Sole                 2000             1400
Heinz H J Company               COM  423074103     1348    33915 SH       Sole                26175             7715
Hewlett-Packard Company         COM  428236103     7748   164116 SH       Sole                23559           140557
Honeywell International         COM  438516106     5591   150500 SH       Sole                53725            96725
HSBC Holdings PLC 8.125%        PFD  404280703      832    32200 SH       Sole                25200             7000
HSBC Holdings PLC Series A 6.2  PFD  404280604      814    37800 SH       Sole                 5100            32700
Illinois Tool Works, Inc.       COM  452308109     2746    64285 SH       Sole                59447             4788
Ing Groep NV 6.375% Pfd.        PFD  456837608      525    37100 SH       Sole                19750            17350
ING Groep NV 8.50%              PFD  456837806      231    12200 SH       Sole                11200             1000
Intel Corporation               COM  458140100      832    42503 SH       Sole                30903            11600
Interiors, Inc. Cl A            COM  458688108        0   879655 SH       Sole               879655
International Business Machine  COM  459200101     8352    69823 SH       Sole                16429            53344
Intuit Inc.                     COM  461202103      217     7600 SH       Sole                 7600
iPATH Dow Jones AIG Commodity   ETF  06738C778     1107    28720 SH       Sole                27945              775
iShares Barclays 1-3 Yr Credit  ETF  464288646     1221    11700 SH       Sole                 7600             4100
iShares Barclays Aggregate Bon  ETF  464287226     3345    31884 SH       Sole                27931             3853
iShares Barclays US Treasury I  ETF  464287176     1879    18260 SH       Sole                15760             2500
iShares Dow Jones US Oil Equip  ETF  464288844      254     6164 SH       Sole                 5414              750
iShares iBoxx Inv Grade Corp B  ETF  464287242      889     8333 SH       Sole                 7100             1233
iShares MSCI Canada Index Fund  ETF  464286509      371    14545 SH       Sole                12770             1775
iShares MSCI Emerging Mkt       ETF  464287234    10082   259116 SH       Sole                60571           198545
iShares Nasdaq Biotech Index    ETF  464287556     2520    30977 SH       Sole                28262             2675
iShares Russell Midcap Index F  ETF  464287499      571     7299 SH       Sole                 7299
iShares S&P 500 Index Fund      ETF  464287200      217     2048 SH       Sole                 2048
iShares S&P Smallcap 600 Index  ETF  464287804     4249    81178 SH       Sole                75488             5690
iShares Trust FTSE/Xinhua Chin  ETF  464287184     1613    39425 SH       Sole                20625            18800
iShares Trust MSCI EAFE Index   ETF  464287465    10998   201134 SH       Sole               185077            16057
iShares Trust S&P MidCap 400 I  ETF  464287507     4626    67088 SH       Sole                58617             8471
Jacobs Engineering              COM  469814107     2728    59372 SH       Sole                54797             4575
Johnson & Johnson               COM  478160104     9094   149349 SH       Sole                68257            81062
Johnson Controls, Inc.          COM  478366107      357    13960 SH       Sole                13960
JPMorgan Chase & Co.            COM  46625h100     2597    59272 SH       Sole                54938             4284
Kimberly Clark Corporation      COM  494368103      383     6500 SH       Sole                 6500
Kraft Foods Inc                 COM  50075n104     1630    62035 SH       Sole                50984            11001

L-3 Communications Holdings, I  COM  502424104     1385    17240 SH       Sole                16440              800
Laboratory Corp                 COM  50540R409     4770    72597 SH       Sole                 2524            70073
LeCroy Corporation              COM  52324W109       41    10000 SH       Sole                                 10000
Lowes Companies Inc.            COM  548661107      839    40050 SH       Sole                36050             4000
McDonalds Corporation           COM  580135101     1868    32729 SH       Sole                26906             5823
Medco Health Solutions, Inc.    COM  58405u102      672    12149 SH       Sole                 5993             6156
Medtronic Inc.                  COM  585055106      941    25561 SH       Sole                21511             4000
Merck & Co., Inc.               COM  589331107      625    19767 SH       Sole                19767
Metropolitan Life Insurance Co  COM  59156r108     1653    43410 SH       Sole                39285             4125
Microsoft Corporation           COM  594918104     5984   232664 SH       Sole                52043           180621
Midcap SPDR Trust Series 1      ETF  595635103     1603    12796 SH       Sole                12796
Monsanto Company                COM  61166w101     2228    28786 SH       Sole                26211             2525
National Fuel Gas Co            COM  636180101      573    12500 SH       Sole                                 12500
NIKE Inc.                       COM  654106103      381     5885 SH       Sole                 5885
Nokia Corp-Sponsored ADR        COM  654902204      374    25600 SH       Sole                 3500            22100
Northern Trust Company          COM  665859104     7701   132412 SH       Sole                38054            94358
Novartis AG ADR                 COM  66987v109     1022    20280 SH       Sole                17905             2375
O.T. Mining Corporation         COM  671061109       22    30000 SH       Sole                                 30000
Omnicom Group                   COM  681919106     2000    54137 SH       Sole                49407             4730
Oracle Corp                     COM  68389X105     2915   139875 SH       Sole                87500            52375
Pepsico Inc.                    COM  713448108    10120   172515 SH       Sole                62825           109690
Pfizer, Inc                     COM  717081103     1735   104813 SH       Sole                77534            27279
Pharmaceutical Product Develop  COM  717124101      745    33950 SH       Sole                29200             4750
Philip Morris International, I  COM  718172109     6221   127628 SH       Sole                13016           114512
Plains All Amer Pipeline L.P.        726503105      463    10000 SH       Sole                10000
Praxair Inc.                    COM  74005P104     2261    27678 SH       Sole                25928             1750
PrivateBancorp, Inc.            COM  742962103      872    35643 SH       Sole                16843            18800
Procter & Gamble Company        COM  742718109     6296   108704 SH       Sole                85906            22763
ProShares UltraShort 20+ Year   ETF  74347R297      726    16500 SH       Sole                 1700            14800
Qualcomm Inc.                   COM  747525103    12478   277422 SH       Sole               101280           176002
Quest Diagnostics, Inc.         COM  74834l100      480     9200 SH       Sole                                  9200
Ralcorp Holdings Inc.           COM  751028101     1248    21349 SH       Sole                19949             1350
Raytheon Co                     COM  755111507      298     6202 SH       Sole                 6202
Regeneron Pharmaceuticals, Inc  COM  75886f107      349    18100 SH       Sole                                 18100
Royal Bk Scotland Group Plc 6.  PFD  780097796      180    17150 SH       Sole                13900             3250
Royal Bk Scotland Group PLC 7.  PFD  780097713      196    16800 SH       Sole                11000             5800
Royal Dutch Shell PLC ADR CL A  COM  780259206      842    14721 SH       Sole                 9681             5040

Schlumberger Ltd                COM  806857108     2599    43615 SH       Sole                40530             3085
Sinofert Holdings Ltd.(Hong Ko  COM  B0CJMD1         23    52000 SH       Sole                                 52000
Southwestern Energy Company     COM  845467109      201     4710 SH       Sole                 4710
SPDR Barclays Capital High Yie  ETF  78464A417      603    15675 SH       Sole                15675
SPDR Gold Trust                 ETF  78463V107     7454    75410 SH       Sole                14885            60525
SPDR Trust, Series 1            ETF  78462f103     4202    39793 SH       Sole                34055             5738
St. Jude Medical                COM  790849103     1423    36470 SH       Sole                30645             5825
Starbucks Corp                  COM  855244109     1864    90249 SH       Sole                88519             1660
State Street Corporation        COM  857477103      246     4675 SH       Sole                 4675
Stericycle Inc.                 COM  858912108     2748    56737 SH       Sole                53127             3550
Stryker Corporation             COM  863667101     1284    28255 SH       Sole                21180             7075
Sysco Corp                      COM  871829107     2255    90747 SH       Sole                57430            33317
Target Corporation              COM  87612e106     2248    48165 SH       Sole                42985             5180
Teva Pharmaceutical Industries  COM  881624209     6009   118856 SH       Sole                36256            82600
Texas Instruments Inc.          COM  882508104      804    33925 SH       Sole                28650             5275
Thermo Fisher Scientific, Inc.  COM  883556102     3087    70682 SH       Sole                59832            10850
Transocean Ltd.                 COM  040674667      235     2751 SH       Sole                 2451              300
U S Bancorp                     COM  902973304      207     9455 SH       Sole                 9455
Union Pacific Corp              COM  907818108      589    10100 SH       Sole                 7100             3000
United Technologies Corp        COM  913017109      742    12185 SH       Sole                 8285             3900
Vanguard FTSE All-World Ex-US   ETF  922042775     5904   136674 SH       Sole               119584            17090
Vanguard REIT                   ETF  922908553      549    13250 SH       Sole                13250
Vanguard Total Bond Market Fun  ETF  921937835     2517    31665 SH       Sole                11990            19675
Vanguard Total Stock Market In       922908306      213 8166.656 SH       Sole             8166.656
Vanguard Total Stock Market VI  ETF  922908769      825    15399 SH       Sole                15399
Vectren Corporation             COM  92240g101      496    21531 SH       Sole                21531
Verizon Communications          COM  92343V104     5286   174641 SH       Sole                13593           161048
Videorec Technologies-Private   COM  926990656        0    18438 SH       Sole                                 18438
Visa, Inc. - Class A            COM  92826C839     2554    36950 SH       Sole                 3225            33725
Vodafone Group PLC New          COM  92857w209      255    11321 SH       Sole                11321
Wal Mart Stores, Inc.           COM  931142103      460     9361 SH       Sole                 9061              300
Walgreen Co                     COM  931422109    12031   321095 SH       Sole               125873           195082
Walt Disney Productions         COM  254687106      469    17072 SH       Sole                 7672             9400
Wells Fargo Company             COM  949746101     2788    98928 SH       Sole                89678             9250
Wells Fargo IX-5.625%           PFD  94979P203      377    18600 SH       Sole                12600             6000
Williams Pipeline Partners LP        96950K103      192    10000 SH       Sole                10000
Wyeth                           COM  983024100      717    14761 SH       Sole                14761
XTO Energy Inc.                 COM  98385X106      992    24013 SH       Sole                 8973            15040
REPORT SUMMARY                       176 DATA RECORDS     389337   0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED